Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Unrecognized Tax Benefits
Beginning balance, Unrecognized tax benefits	$ 43.9	$ 45.8	$ 57.2
Additions based on tax positions related to the current year		1.3	1.3
Additions for tax positions of prior years			17.4
Reductions for tax positions related to the current year	(3.3)	(3.2)	(3.2)
Settlements			(13.4)
Expired statute of limitations			(13.5)
Ending balance, Unrecognized tax benefits	40.6	43.9	45.8
Accumulated pre-tax interest and penalties related to unrecognized tax benefits	$ 1.4	$ 1.2	$ 1.1